Organization and principal activities (History of the Group and basis of presentation) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 05, 2013	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 02, 2014
Class of Stock [Line Items]
Shares issued, value					$ 210,421
Share-based compensation expenses			$ 28,060	$ 6,173	2,865
Proceeds from issuance of ordinary shares					15,000
Proceeds from issuance of 25,300,000 Class A ordinary shares in IPO					$ 199,954
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Proceeds from shares issued	$ 214,954
Class A Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Shares issued					25,300,000
ADS [Member]
Class of Stock [Line Items]
Shares issued	12,650,000
Issue price per share	$ 17.0					$ 38.00
Preference Shares [Member]
Class of Stock [Line Items]
Conversion of shares	87,566,599
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Outstanding ordinary shares designated as Class B Ordinary shares	44,245,388
Series A Preference Shares [Member] | 58 Daojia Inc. [Member]
Class of Stock [Line Items]
Shares issued		40,800,000
Issue price per share		$ 7.3529
Shares issued to new investors		39,440,000
DCM [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Shares issued	1,764,706
Proceeds from shares issued	$ 15,000
Issue price per share	$ 8.50